Business Acquisitions - Schedule of Purchase Price of Each Transaction (Detail) - USD ($) $ in Thousands	Jun. 01, 2017	Mar. 01, 2017	Dec. 01, 2016
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 31,759
Less: Fair value of net assets acquired:
Vessels and equipment	145,772
Intangibles: Above market time charter	1,458
Cash	3,438
Inventories	190
Derivative assets	226
Others current assets	128
Amounts due from related parties	18,374
Long-term debt	(114,411)
Long-term debt from related parties	(22,703)
Deferred debt issuance	928
Trade accounts payable	(187)
Accrued expenses	(1,082)
Prepaid charter and deferred revenue	0
Amounts due to related parties	(372)
Subtotal	31,759
Difference between the purchase price and fair value of net assets acquired	0
Goodwill	0
Difference between the purchase price and allocated values	$ 0
Tordis Facility [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 32,983
Less: Fair value of net assets acquired:
Vessels and equipment		145,754
Intangibles: Above market time charter		1,468
Cash		609
Inventories		129
Derivative assets		1,377
Others current assets		1,348
Amounts due from related parties		20,834
Long-term debt		(114,411)
Long-term debt from related parties		(22,960)
Deferred debt issuance		795
Trade accounts payable		(106)
Accrued expenses		(503)
Prepaid charter and deferred revenue		0
Amounts due to related parties		(1,351)
Subtotal		32,983
Difference between the purchase price and fair value of net assets acquired		0
Goodwill		0
Difference between the purchase price and allocated values		$ 0
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration			$ 20,252
Less: Fair value of net assets acquired:
Vessels and equipment			116,751
Cash			7,146
Inventories			307
Derivative assets			207
Others current assets			183
Amounts due from related parties			59
Long-term debt			(79,950)
Long-term debt from related parties			(24,019)
Deferred debt issuance			1,059
Trade accounts payable			(167)
Accrued expenses			(1,179)
Prepaid charter and deferred revenue			0
Amounts due to related parties			(145)
Subtotal			20,252
Difference between the purchase price and fair value of net assets acquired			0
Goodwill			0
Difference between the purchase price and allocated values			$ 0